Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Fitz-Gerald Must Have Portfolio(R) ETF
Shareholder Report [Line Items]
Fund Name	Fitz-Gerald Must Have Portfolio ETF
Class Name	Fitz-Gerald Must Have Portfolio ETF
Trading Symbol	FITZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi- shareholder report contains important information about the Fitz-Gerald Must Have Portfolio ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/fitz/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Fitz-Gerald Must Have Portfolio ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/fitz/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Fitz-Gerald Must Have Portfolio ETF	$7*	0.75%
*	The Fund commenced operations on May 27, 2026. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 77,923,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 38,594
Investment Company, Portfolio Turnover	1.00%	[3]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2026 )

Fund Size (Thousands)	$77,923
Number of Holdings	31
Total Advisory Fee Paid	$38,594
Portfolio Turnover Rate*	1%
*	Not annualized for periods less than one year.

Holdings [Text Block]	Sector Breakdown (% of Net Assets) Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026 )

Top Holdings	(% of Net Assets)
JPMorgan Chase & Co.	5.5%
NVIDIA Corp.	5.3%
Advanced Micro Devices, Inc.	5.2%
Tesla, Inc.	5.0%
Apple, Inc.	4.9%
CrowdStrike Holdings, Inc. - Class A	4.7%
Eli Lilly & Co.	4.4%
Palantir Technologies, Inc. - Class A	4.4%
RTX Corp.	4.4%
AbbVie, Inc.	4.2%

[1]	The Fund commenced operations on May 27, 2026. Expenses for a full reporting period would be higher than the figures shown.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Not annualized for periods less than one year.